Loan (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 06, 2025	Nov. 30, 2023	Jun. 30, 2019	Jan. 31, 2022	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Oct. 27, 2025	Dec. 31, 2023	Nov. 17, 2023
Debt Instrument [Line Items]
Warrant ouitstanding								12,000,000
Finance costs							$ 20,000,000
Share price									$ 0.0001
Interest expenses						$ 1,231,000	1,505,000
Accrued liabilities						$ 384,000	$ 2,808,000
Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share										$ 0.0001
Share price							$ 0.48751			$ 0.48751
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Loan amount			$ 9,999,000
Advance interest, rate			6.50%
Interest prime, rate			12.00%
Bear interest rate			4.00%
Warrant ouitstanding			1,872,993
Warrant, exercise price			$ 0.2803
Warrant expiration, description			The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition
Loan and Security Agreement [Member] | Series A [Member]
Debt Instrument [Line Items]
Warrant, exercise price			$ 0.0001
First Amendment [Member] | 22 Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments					$ 5,000,000		$ 5,000,000
Second Amendment [Member] | 25 Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments				$ 5,000,000			$ 5,000,000
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 3,152
Conversion of shares, converted		6,466,194
Stock issued, price per share		$ 0.0001
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Warrant [Member]
Debt Instrument [Line Items]
Conversion of shares, converted		741,435
Stock issued, price per share		$ 0.0001
Share price		$ 0.4875
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share	$ 3.75
Share price	$ 10.00
Debt conversion, converted instrument, rate	50.00%
stock issued during period, value, conversion of units	$ 6,800,000
Stock issued during period, shares, conversion of units	682,770
Debt instrument, convertible, conversion price	$ 4.62
Debt instrument, convertible, terms of conversion feature	(i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month. See also notes 11 and 15
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member] | Minimum [Member]
Debt Instrument [Line Items]
stock issued during period, value, conversion of units	$ 8,000,000